Consolidated Income Statement - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and other revenue
Investment services fees		$ 8,529,000,000	$ 8,284,000,000	$ 8,047,000,000
Investment management and performance fees		3,299,000,000	3,588,000,000	3,367,000,000
Foreign exchange revenue		822,000,000	799,000,000	774,000,000
Financing-related fees		175,000,000	194,000,000	212,000,000
Distribution and servicing fees		130,000,000	112,000,000	115,000,000
Total fee revenue		12,955,000,000	12,977,000,000	12,515,000,000
Investment and other income		(82,000,000)	336,000,000	316,000,000
Total fee and other revenue		12,873,000,000	13,313,000,000	12,831,000,000
Net interest revenue
Interest revenue		7,118,000,000	2,845,000,000	4,109,000,000
Interest expense		3,614,000,000	227,000,000	1,132,000,000
Net interest revenue		3,504,000,000	2,618,000,000	2,977,000,000
Total revenue		16,377,000,000	15,931,000,000	15,808,000,000
Provision for credit losses		39,000,000	(231,000,000)	336,000,000
Noninterest expense
Staff		6,800,000,000	6,337,000,000	5,966,000,000
Software and equipment		1,657,000,000	1,478,000,000	1,370,000,000
Professional, legal and other purchased services		1,527,000,000	1,459,000,000	1,403,000,000
Net occupancy		514,000,000	498,000,000	581,000,000
Sub-custodian and clearing		485,000,000	505,000,000	460,000,000
Distribution and servicing		343,000,000	298,000,000	336,000,000
Business development		152,000,000	107,000,000	105,000,000
Bank assessment charges		126,000,000	133,000,000	124,000,000
Goodwill impairment		680,000,000	0	0
Amortization of intangible assets		67,000,000	82,000,000	104,000,000
Other		659,000,000	617,000,000	555,000,000
Total noninterest expense		13,010,000,000	11,514,000,000	11,004,000,000
Income
Income before income taxes		3,328,000,000	4,648,000,000	4,468,000,000
Provision for income taxes		768,000,000	877,000,000	842,000,000
Net income		2,560,000,000	3,771,000,000	3,626,000,000
Net loss (income) attributable to noncontrolling interests related to consolidated investment management funds		13,000,000	(12,000,000)	(9,000,000)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		2,573,000,000	3,759,000,000	3,617,000,000
Preferred stock dividends		(211,000,000)	(207,000,000)	(194,000,000)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		2,362,000,000	3,552,000,000	3,423,000,000
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		2,362,000,000	3,552,000,000	3,423,000,000
Less: Earnings allocated to participating securities		0	2,000,000	6,000,000
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 2,362,000,000	$ 3,550,000,000	$ 3,417,000,000
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		811,068	851,905	890,839
Common stock equivalents (shares)		3,904	4,900	2,425
Less: Participating securities (shares)		(177)	(446)	(750)
Diluted (shares)		814,795	856,359	892,514
Anti-dilutive securities (shares)	[1]	3,142	642	4,968
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 2.91	$ 4.17	$ 3.84
Diluted (usd per share)		$ 2.90	$ 4.14	$ 3.83

[1]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.